Description of Business and Basis for Preparation	6 Months Ended
Jun. 30, 2020
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Basis of Preparation
Description of Business and Basis for Preparation

1.1 Reporting Entity

Spark Networks SE (“Spark Networks” or the “Company”) is domiciled in Germany. The Company’s office is located at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its wholly owned subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium and freemium brands including Zoosk, EliteSingles, Jdate, Christian Mingle, eDarling, JSwipe, and SilverSingles, among others. The American Depositary Shares (“ADSs”) of Spark Networks SE, each representing one-tenth of an ordinary share, €1.00 nominal value per share, are publicly listed on the NYSE American exchange under the ticker symbol “LOV.”

The operations of Spark Networks SE in its current form is the result of the merger between Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) in 2017 and the addition of Zoosk, Inc. ("Zoosk") on July 1, 2019.

1.2 Basis of Accounting

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as of and for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019 (the “2019 Form 20-F”), filed with the Securities and Exchange Commission on June 12, 2020. These unaudited condensed interim consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

With the exception of the standards, interpretations, and amendments of standards and interpretations that are effective for the first time in the financial year (see Note 1.5 – New standards, interpretations and amendments to standards and interpretations) and the treatment of income tax expenses in accordance with IAS 34, the accounting policies adopted are consistent with those of the previous financial year as of and for the year ended December 31, 2019, as disclosed in the 2019 Form 20-F.

These unaudited condensed interim consolidated financial statements were authorized for issue by the Company’s management board on August 27, 2020.

1.3 Functional and presentation currency

These unaudited condensed interim consolidated financial statements are presented in Euro, which is the Group's presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group's foreign subsidiaries are prepared using the local currency as the subsidiary's functional currency. The Group translates the assets and liabilities into Euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the period. The resulting translations gain or loss is included in Accumulated other comprehensive income and is excluded from Net loss.

1.4 Use of judgments and estimates

In preparing these unaudited condensed interim consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2019, as disclosed in the 2019 Form 20-F.

1.5 New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these unaudited condensed interim consolidated financial statements.

Standard interpretation
Amendments to IAS 37	Amendments to 'Onerous Contracts – Cost of Fulfilling a Contract'
Amendments to IFRS 4	Amendments to 'Insurance Contracts - deferral of IFRS 9'
Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	Amendments to 'Annual Improvements to IFRS Standards 2018-2020'
Amendments to IAS 16	Amendments to 'Property, Plant and Equipment: Proceeds before Intended Use'
Amendments to IFRS 3	Amendments to 'Reference to the Conceptual Framework'
IFRS 17	Insurance Contracts
Amendments to IFRS 17	Amendments to 'Insurance Contracts'
Amendments to IAS 1	Amendments to 'Classification of liabilities as current or non-current'

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the unaudited condensed interim consolidated financial statements of the Group.

The new standards that were effective for annual periods beginning on January 1, 2020 and adopted by Group for the first time did not have a significant effect on the unaudited condensed interim consolidated financial statements.

1.6 Correction of an error

During the preparation of the consolidated financial statements for the fiscal year ended December 31, 2019, the Group discovered that current contract liabilities, revenue and trade receivables were incorrectly calculated in years prior to 2019. These errors resulted from incorrect automated bookings generated by a legacy software application used by the Group’s German subsidiary which interfaces with the subscription data platform.

The error was corrected by restating each of the affected financial statement line items for prior periods within the 2019 Form 20-F. The following table summarizes the impact on the Group’s unaudited condensed interim consolidated financial statements:

For the fiscal year ended December 31, 2018:
	Impact of correction of error
December 31, 2018	As previously reported	Adjustments	As corrected
Accumulated deficit	(36,156)	(2,494)	(38,650)
Shareholders' equity	19,409	(2,494)	16,915

For the six months ended June 30, 2019:
	Impact of correction of error
June 30, 2019	As previously reported	Adjustments	As corrected
Accumulated deficit	(41,030)	(2,494)	(43,524)
Shareholders' equity	16,534	(2,494)	14,040